Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of Company's Current Debt Portfolio

The following table illustrates our debt portfolio as of September 30, 2013 and December 31, 2012:

	September 30, 2013	December 31, 2012
	(Dollars in Thousands)
7.50% Senior Notes, due August 2020	$225,000	$—
9.125% Senior Notes, due April 2018	428,968	429,205
Term Note, due December 2017	—	50,000

Total debt	653,968	479,205

Less current portion	—	10,000

Total long-term debt	$653,968	$469,205

The following table illustrates the Company’s current debt portfolio as of December 31, 2012 and December 31, 2011:

	December 31,
	2012	2011
	(Dollars in Thousands)
Senior Notes — payable in April 2018; fixed interest at 9.125% payable semi-annually in April and October (Issued March 22, 2010).	$300,000	$300,000
Senior Notes — payable in April 2018; fixed interest at 9.125% payable semi-annually in April and October (Issued April 25, 2012).	129,205	—
$125.0 million aggregate principal Convertible Senior Notes — payable in July 2012; interest at 2.125% payable semi-annually in January and July, net of unamortized discount of $3,277 at December 31, 2011.	—	121,723
Term Note — amortizes $2.5 million per quarter beginning March 31, 2013 ($6.0 million per quarter prior to March 31, 2013); interest at prime, plus an applicable margin or LIBOR, plus an applicable margin. (Effective interest rate of 3.21% and 3.55% at December 31, 2012 and December 31, 2011, respectively)	50,000	61,000
Total debt	479,205	482,723

Less current portion	10,000	145,723
Total long-term debt	$469,205	$337,000